Borrowings, Borrowings by Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank Borrowings [Abstract]
Outstanding amount	$ 1,122,976	$ 1,122,249
CMB Finance Lease [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 15,179
Maturity date	2033
Hafnia Tankers finance leases [Member]
Bank Borrowings [Abstract]
Outstanding amount	$ 21,917
Hafnia Tankers finance leases [Member] | Bottom of Range [Member]
Bank Borrowings [Abstract]
Maturity date	2029
Hafnia Tankers finance leases [Member] | Top of Range [Member]
Bank Borrowings [Abstract]
Maturity date	2030